Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
DisclosureOfDepositsFromCustomersTable [Table]
Demand	$ 156,239
Notice	663,976
Term	571,635
Total deposits	1,391,850	$ 1,421,158
Trading deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Demand	0
Notice	0
Term	30,634
Total deposits	30,634	30,980
Personal Banks Business And Goverment [Member]
DisclosureOfDepositsFromCustomersTable [Table]
Demand	156,239
Notice	663,976
Term	361,039
Total deposits	1,181,254	1,198,190
Personal [member]
DisclosureOfDepositsFromCustomersTable [Table]
Demand	16,647
Notice	475,868
Term	130,325
Total deposits	622,840	626,596
Bank Deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Demand	11,499
Notice	223
Term	14,221
Total deposits	25,943	31,225
Business and government [member]
DisclosureOfDepositsFromCustomersTable [Table]
Demand	128,093
Notice	187,885
Term	216,493
Total deposits	532,471	540,369
Deposits designated at fair value through profit or loss [member]
DisclosureOfDepositsFromCustomersTable [Table]
Demand	0
Notice	0
Term	179,962
Total deposits	179,962	191,988
Canada [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	781,754
Canada [member] | Trading deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	22,306
Canada [member] | Personal Banks Business And Goverment [Member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	719,493
Canada [member] | Personal [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	329,247
Canada [member] | Bank Deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	15,280
Canada [member] | Business and government [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	374,966
Canada [member] | Deposits designated at fair value through profit or loss [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	39,955
Canada [member] | Non interest bearing deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	58,422	61,581
Canada [member] | Interest bearing deposits 1 [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	723,332	712,283
United States [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	525,126
United States [member] | Trading deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	2,251
United States [member] | Personal Banks Business And Goverment [Member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	456,630
United States [member] | Personal [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	293,593
United States [member] | Bank Deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	8,833
United States [member] | Business and government [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	154,204
United States [member] | Deposits designated at fair value through profit or loss [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	66,245
United States [member] | Non interest bearing deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	70,234	76,376
United States [member] | Interest bearing deposits 1 [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	454,892	482,247
International [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	84,970
International [member] | Trading deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	6,077
International [member] | Personal Banks Business And Goverment [Member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	5,131
International [member] | Personal [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	0
International [member] | Bank Deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	1,830
International [member] | Business and government [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	3,301
International [member] | Deposits designated at fair value through profit or loss [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	73,762
International [member] | Non interest bearing deposits [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits		23
International [member] | Interest bearing deposits 1 [member]
DisclosureOfDepositsFromCustomersTable [Table]
Total deposits	$ 84,970	$ 88,648